Changes in fair value of financial assets / (liabilities)	12 Months Ended
Dec. 31, 2022
Statement of changes in equity [abstract]
Changes in fair value of financial assets / (liabilities)
28	Changes in fair value of financial assets/ liabilities

	2022	2021
	RMB million	RMB million
Other non-current financial assets (FVPL)	(3)	3
Interest rate swaps measured at FVPL	49	17
Forward foreign exchange and foreign exchange options contracts	52	(60)
Derivative component of convertible bonds (Note 27(ii))	(486)	(269)

	(388)	(309)